Legal Matters	12 Months Ended
Sep. 30, 2017
Legal Matters
Legal Matters

NOTE 15—LEGAL MATTERS

In October 2014, a lawsuit was filed in the United States District Court, Northern District of Illinois against us and one of our transit customers alleging infringement of various patents held by the plaintiff, seeking judgment that we have infringed on plaintiff’s patents; regular and treble damages; requiring an accounting of sales, profits, royalties and damages owed plaintiffs; pre and post judgment interest; an award of costs, fees and expenses, an injunction prohibiting the continuing infringement of the patents; and any other relief the court deems just and equitable. We are vigorously defending the lawsuit. We are also undertaking defense of our customer in this matter pursuant to our contractual obligations to that customer. The court made several rulings in our favor concerning the validity of the plaintiff’s patents at issue. The plaintiff appealed those rulings and the Federal Circuit Court of Appeals upheld the District Court’s rulings. While these are favorable ruling for us, the case has yet to be dismissed as the plaintiff evaluates its legal options. Accordingly, we cannot estimate the probability of loss or any range of estimate of possible loss at this time.

We are not a party to any other material pending proceedings and we consider all other matters to be ordinary proceedings incidental to our business. We believe the outcome of these other proceedings will not have a materially adverse effect on our financial position, results of operations, or cash flows.